Property and Equipment (Details) - Property, Plant and Equipment, Estimated Useful Life	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Minimum [Member]
Property, Plant and Equipment [Line Items]
Molds	3 years	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Molds	7 years	7 years